Disclosure of finance cost (income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Finance income	$ (8,450)	$ (2,849)
Interest expense on long-term debt	77,783	87,819
Accretion on financial liabilities at amortized cost	1,244	1,302
Finance costs on deferred revenue	64,921	66,414
Unwinding of discounts on provisions	4,684	4,159
Withholding taxes	9,424	9,641
Other finance expense	7,116	13,256
Gross finance expense	165,172	182,591
Interest capitalized	(13,172)	(13,149)
Total Finance expense	152,000	169,442
Net foreign exchange (gains) losses	(11,067)	15,772
Hudbay warrants	(6,748)	(1,051)
Embedded derivatives	(1,514)	1,790
Investments	3,798	(3,511)
Total other finance (gains) losses	(15,531)	13,000
Net finance expense and other finance losses	$ 128,019	$ 179,593